New Orleans, LA Baton Rouge, LA Houston, TX	CANAL PLACE 365 CANAL STREET • SUITE 2000 NEW ORLEANS, LOUISIANA 70130-6534 (504) 566-1311 FAX: (504) 568-9130	Jackson, MS Tupelo, MS Gulfport, MS Tampa, FL

www.phelpsdunbar.com

MARK W. JEANFREAU New Orleans Office Admitted in Louisiana and Texas (504) 584-9236 jeanfrem@phelps.com	May 19, 2006

19355-11

VIA EDGAR

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:	Renasant Corporation

CIK 0000715072

Registration Statement on Form S-3

Ladies and Gentlemen:

On behalf of Renasant Corporation (the “Registrant”), and pursuant to the requirements of the Securities Act of 1933, as amended (the “Securities Act”), we are transmitting to you via EDGAR a Registration Statement on Form S-3, including exhibits (the “Registration Statement”), for the purpose of registering 72,605 shares of the Registrant’s $5.00 par value common stock.

The Registrant has previously paid the registration fee in the amount of $283.00 by wire transfer to your account at Mellon Bank in Pittsburgh, Pennsylvania. The Registrant desires that the Registration Statement be declared effective on the earliest practicable date.

If you have any questions or comments concerning the Registration Statement, please call the undersigned at (504) 584-9236.

Very truly yours,

/s/ Mark W. Jeanfreau
Mark W. Jeanfreau